Financial liabilities - Narrative (Details) $ / shares in Units, Tsh in Millions							12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Nov. 12, 2025 $ / shares shares	Aug. 14, 2025	Aug. 08, 2025 USD ($) $ / shares shares	Jul. 18, 2025 $ / shares	Mar. 27, 2024 USD ($) d derivative $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 29, 2025 USD ($)	Aug. 08, 2025 TZS (Tsh) shares
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures						$ 50,000,000
Unsecured convertible debentures bear interest term						48 months
Interest payment issue of equivalent value (in percent)						33.33%
Number of proceeding trading days | d						5
Unsecured convertible debentures price (in dollars per share) | $ / shares						$ 8.00
Applicable interest payment is payment-in-kind accrual (in percent)						66.66%
Interest payable	$ 1,080,000.00						$ 1,080,000.00
Issue of shares to debenture holders (in shares) | shares							255,369	89,181
Accrued interest							$ 8,290,000	$ 3,690,000
Interest paid in cash							(937,049)	(1,796,105)
Issuance of shares to debenture holders							1,077,969	553,286
Weighted average rate						30.00%
Conversion price rate						50.00%
Number of trading days | d						15
Number of consecutive trading days | d						30
Transaction costs						$ 187,019
Aggregate principal amount						352,348
Aggregate principal amount of unsecured convertible debentures						$ 750,000
Issuance discount rate						1.50%
Number of embedded derivatives | derivative						2
Derivative liability						$ 26,500,000
Debt instrument						$ 23,500,000
Amortized cost effective interest rate						33.80%
Expected volatility			65.00%
Embedded derivative liability	5,150,000						5,150,000	$ 20,770,000
Market credit value	$ 15,620,000						$ 15,620,000
Dividends paid (in dollars per share) | $ / shares							$ 4.27	$ 6.95
Volume-weighted average price (in dollars per share) | $ / shares	$ 4.27				$ 4.47
Exercise price warrants (in dollars per share) | $ / shares		$ 4.00
Drawings from senior secured bridge loan facility							$ 19,742,077	$ 0	$ 0
Deferred financing costs	$ 5,218,063						5,218,063	$ 0
Financing costs set off against debt	(3,440,000)						$ (3,440,000)
Number of ordinary shares exchangeable (in shares) | shares		1
Exercise price (in dollars per share) | $ / shares		$ 4.00		$ 5.42
Expected life:							3 years 7 months 6 days
Warrants price (in dollars per share) | $ / shares		$ 2.50
Warrants
Disclosure of detailed information about financial instruments [line items]
Volume-weighted average price (in dollars per share) | $ / shares							$ 3.91
Expected life:		4 years					3 years 10 months 13 days
Risk-free interest rate		3.56%					3.59%
Expected volatility		70.00%					70.00%
Direct Offering Warrants | Warrants
Disclosure of detailed information about financial instruments [line items]
Number of ordinary shares in issue (in shares) | shares		4,411,764
Senior Secured Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Debt ratio				1.1:1
Senior Secured Bridge Loan Facility | Kabanga Nickel Limited
Disclosure of detailed information about financial instruments [line items]
Interest rate				9.25%							9.25%
Borrowing capacity	40,000,000.0						$ 40,000,000.0			$ 60,000,000
Extend term				6 months
Arrangement fee percent				2.25%							2.25%
Commitment fee percent				2.50%							2.50%
Minimum cash balance	$ 5,000,000						$ 5,000,000
Carrying amount of freely tradeable currency				$ 4,000,000							Tsh 1
Number of warrants (in shares) | shares				2,500,000							2,500,000
Exercise price percent				125.00%							125.00%
Warrants expiration period				30 days							30 days
Exercise price warrants (in dollars per share) | $ / shares				$ 5.42
Expiration period for issuance of warrants				5 years
Fair value of warrants (in dollars per share) | $ / shares				$ 2.26
Financial liabilities, at fair value				$ 5,650,000
Amount received from first tranche for finance fund										$ 20,000,000
Utilization period										3 months
Deferred financing costs										$ 8,660,000
Secured Overnight Financing Rate
Disclosure of detailed information about financial instruments [line items]
Interest rate						4.00%
Secured overnight financing floor rate						3.00%
Secured Overnight Financing Rate | Lifezone
Disclosure of detailed information about financial instruments [line items]
Interest rate						105.00%
Interest Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate						7.50%
Unsecured Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Unsecured convertible debentures price (in dollars per share) | $ / shares						$ 4
Embedded Derivative Liability
Disclosure of detailed information about financial instruments [line items]
Expected volatility						65.00%